Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2016
Document Creation Date	dei_DocumentCreationDate	Dec. 01, 2016